JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 23, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File No. 333-208312
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds as dated below. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on April 14, 2020.
Please contact the undersigned at (614) 213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Assistant Secretary

APPENDIX A
J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan International Equity Plus Fund
JPMorgan International Hedged Equity Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
J.P. Morgan Funds
JPMorgan Macro Opportunities Fund
Prospectus dated April 7, 2020, as supplemented
JPMorgan SmartSpending 2050SM Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented
J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan Municipal Bond Funds
JPMorgan Ultra-Short Municipal Fund
Summary Prospectus and Prospectus dated July 1, 2019, as supplemented
J.P. Morgan SMA Funds
JPMorgan Core Focus SMA Fund
JPMorgan Municipal SMA Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan U.S. Equity Funds
JPMorgan Equity Premium Income Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase